UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00134

                     ALLIANCEBERNSTEIN BALANCED SHARES, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                              Shares       U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 67.6%
Finance - 19.3%
Banking - Money Center - 4.1%
The Bank of New York Co., Inc                          182,100   $    7,396,902
JPMorgan Chase & Co.                                 1,194,568       59,011,659
Wachovia Corp.                                          63,700        3,527,069
                                                                 --------------
                                                                     69,935,630
                                                                 --------------
Banking - Regional - 4.3%
Bank of America Corp.                                  868,850       44,198,399
Northern Trust Corp.                                   205,800       12,409,740
Wells Fargo & Co. (a)                                  487,200       16,905,840
                                                                 --------------
                                                                     73,513,979
                                                                 --------------
Brokerage & Money Management - 1.9%
Goldman Sachs Group, Inc.                               60,300       12,156,480
Lehman Brothers Holdings, Inc.                          45,300        3,320,490
Merrill Lynch & Co., Inc.                              190,600       15,949,408
                                                                 --------------
                                                                     31,426,378
                                                                 --------------
Insurance - 5.4%
ACE, Ltd.                                              335,500       18,841,680
Allstate Corp.                                         101,200        6,078,072
American International Group, Inc.                     745,600       50,029,760
Axis Capital Holdings Ltd.                             494,400       16,715,664
                                                                 --------------
                                                                     91,665,176
                                                                 --------------
Miscellaneous - 2.6%
Citigroup, Inc.                                        892,294       44,971,618
                                                                 --------------
Mortgage Banking - 1.0%
Federal National Mortgage Association                  309,400       17,552,262
                                                                 --------------
                                                                    329,065,043
                                                                 --------------
Consumer Services - 8.2%
Broadcasting & Cable - 6.2%
Comcast Corp.-Class A (a)(b)                           471,159       12,118,209
Comcast Corp.-Special-Class A (b)                      252,450        6,424,853
News Corp.-Class A                                   1,510,000       34,020,300
Time Warner, Inc. (a)                                2,103,000       42,796,050
Viacom, Inc.-Class B (b)                               248,050        9,683,872
                                                                 --------------
                                                                    105,043,284
                                                                 --------------
Printing & Publishing - 0.0%
Idearc, Inc.                                            23,570          801,380
                                                                 --------------
Restaurants & Lodging - 1.8%
Hilton Hotels Corp.                                    269,200        9,502,760
McDonald's Corp.                                       477,600       20,880,672
                                                                 --------------
                                                                     30,383,432
                                                                 --------------

Retail - General Merchandise - 0.2%
Best Buy Co., Inc. (a)                                  72,100        3,350,487
                                                                 --------------
                                                                    139,578,583
                                                                 --------------
Technology - 7.7%
Communication Equipment - 1.3%
Cisco Systems, Inc. (a)(b)                             476,000       12,347,440
Motorola, Inc.                                         296,000        5,481,920
QUALCOMM, Inc.                                          92,900        3,742,012
                                                                 --------------
                                                                     21,571,372
                                                                 --------------
Computer Hardware/Storage - 3.0%
International Business Machines Corp. (a)              252,700       23,503,627
Sun Microsystems, Inc. (b)                           4,503,800       27,608,294
                                                                 --------------
                                                                     51,111,921
                                                                 --------------
Computer Services - 0.4%
Fiserv, Inc. (b)                                       136,100        7,207,856
                                                                 --------------
Semiconductor Capital Equipment - 0.7%
Applied Materials, Inc. (a)                            674,800       12,531,036
                                                                 --------------
Semiconductor Components - 0.4%
NVIDIA Corp. (a)(b)                                    237,300        7,356,300
                                                                 --------------
Software - 1.9%
Microsoft Corp.                                      1,115,000       31,409,550
                                                                 --------------
                                                                    131,188,035
                                                                 --------------
Health Care - 7.6%
Drugs - 4.3%
Eli Lilly & Co.                                        287,600       15,139,264
Merck & Co. Inc.                                       400,800       17,699,328
Wyeth                                                  810,300       39,639,876
                                                                 --------------
                                                                     72,478,468
                                                                 --------------
Medical Products - 0.2%
Becton Dickinson & Co.                                  50,800        3,860,292
                                                                 --------------
Medical Services - 3.1%
Aetna, Inc.                                            141,700        6,273,059
Medco Health Solutions, Inc. (b)                        98,200        6,639,302
Unitedhealth Group, Inc.                               117,400        6,128,280
WellPoint, Inc. (b)                                    429,000       34,058,310
                                                                 --------------
                                                                     53,098,951
                                                                 --------------
                                                                    129,437,711
                                                                 --------------
Consumer Staples - 6.9%
Beverages - 0.7%
PepsiCo, Inc.                                          191,700       12,105,855
                                                                 --------------
Household Products - 2.8%
Colgate-Palmolive Co.                                  111,900        7,537,584
Procter & Gamble Co. (a)                               640,600       40,671,694
                                                                 --------------
                                                                     48,209,278
                                                                 --------------
Miscellaneous - 0.7%
Fortune Brands, Inc.                                   145,700       11,714,280
                                                                 --------------
Tobacco - 2.7%
Altria Group, Inc.                                     353,200       29,767,696

Loews Corp. - Carolina Group                           221,000       15,918,630
                                                                 --------------
                                                                     45,686,326
                                                                 --------------
                                                                    117,715,739
                                                                 --------------
Energy - 5.9%
Domestic Producers - 0.8%
Noble Energy, Inc. (a)                                 223,500       12,866,895
                                                                 --------------
International - 3.5%
Chevron Corp. (a)                                      320,200       21,968,922
Exxon Mobil Corp.                                      520,000       37,273,600
                                                                 --------------
                                                                     59,242,522
                                                                 --------------
Miscellaneous - 0.3%
ConocoPhillips                                          83,100        5,436,402
                                                                 --------------
Oil Service - 1.3%
Baker Hughes, Inc. (a)                                  84,100        5,475,751
BJ Services Co.                                        111,800        2,995,122
GlobalSantaFe Corp.                                     45,200        2,604,876
Nabors Industries Ltd. (a)(b)                          387,800       11,618,488
                                                                 --------------
                                                                     22,694,237
                                                                 --------------
                                                                    100,240,056
                                                                 --------------
Capital Goods - 5.2%
Electrical Equipment - 1.8%
Emerson Electric Co.                                   703,700       30,322,433
                                                                 --------------
Miscellaneous - 3.4%
General Electric Co.                                   734,200       25,638,264
Illinois Tool Works, Inc.                              142,100        7,346,570
United Technologies Corp.                              372,100       24,420,923
                                                                 --------------
                                                                     57,405,757
                                                                 --------------
                                                                     87,728,190
                                                                 --------------
Utilities - 3.8%
Electric & Gas Utility - 0.7%
FirstEnergy Corp.                                      194,400       12,163,608
                                                                 --------------
Telephone Utility - 3.1%
AT&T, Inc. (a)                                         971,900       35,765,920
Verizon Communications, Inc. (a)                       471,400       17,644,502
                                                                 --------------
                                                                     53,410,422
                                                                 --------------
                                                                     65,574,030
                                                                 --------------
Basic Industry - 2.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.                         353,000       26,411,460
E.I. Du Pont de Nemours & Co. (a)                      136,400        6,922,300
                                                                 --------------
                                                                     33,333,760
                                                                 --------------
Mining & Metals - 0.3%
Alcoa, Inc.                                            136,500        4,560,465
                                                                 --------------
                                                                     37,894,225
                                                                 --------------
Transportation - 0.8%
Air Freight - 0.4%
United Parcel Service, Inc.-Class B                     94,200        6,611,898
                                                                 --------------

Railroad - 0.4%
Union Pacific Corp.                                     70,800        6,983,004
                                                                 --------------
                                                                     13,594,902
                                                                 --------------
Total Common Stocks
   (cost $876,456,749)                                            1,152,016,514
                                                                 --------------

                                                    Principal
                                                     Amount
                                                      (000)
                                                  ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 16.4%

U.S. Treasury Notes - 10.6%
   1.625%, 1/15/15 (TIPS)                         $      2,542        2,437,733
   3.00%, 2/15/09 (a)                                    9,610        9,316,069
   3.125%, 4/15/09 (a)                                   3,975        3,856,370
   3.25%, 8/15/08 (a)                                   10,000        9,792,970
   3.625%, 5/15/13 (a)                                  13,975       13,322,647
   3.875%, 5/15/10 - 9/15/10 (a)                        32,590       31,937,628
   4.00%, 4/15/10 - 11/15/12 (a)                        11,578       11,379,800
   4.125%, 5/15/15 (a)                                   3,566        3,463,477
   4.25%, 10/15/10 - 8/15/14 (a)                        22,770       22,454,495
   5.00%, 2/15/11 (a)                                   22,000       22,415,932
   5.125%, 5/15/16 (a)                                  24,771       25,794,736
   6.00%, 8/15/09 (a)                                   23,480       24,233,919
                                                                 --------------
                                                                    180,405,776
                                                                 --------------
Federal National Mortgage Association - 3.1%
   4.25%, 9/15/07 (a)                                   40,655       40,434,894
   6.625%, 10/15/07 (a)                                 12,000       12,099,576
                                                                 --------------
                                                                     52,534,470
                                                                 --------------
U.S. Treasury Bonds - 2.7%
   4.50%, 2/15/36 (a)                                   15,570       15,100,471
   6.125%, 8/15/07                                       5,145        5,170,123
   6.875%, 8/15/25 (a)                                  11,000       13,806,716
   8.125%, 8/15/19                                         909        1,200,661
   11.25%, 2/15/15 (a)                                   7,503       10,820,736
                                                                 --------------
                                                                     46,098,707
                                                                 --------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $277,081,579)                                              279,038,953
                                                                 --------------
CORPORATE DEBT OBLIGATIONS - 9.6%
Air Transportation - 0.2%
Southwest Airlines Co.
   5.25%, 10/01/14                                       3,280        3,205,695
                                                                 --------------
Automotive - 0.2%
DaimlerChrysler North America
   4.875%, 6/15/10                                       2,450        2,416,682
Ford Motor Credit Co.
   4.95%, 1/15/08                                        1,065        1,053,818
                                                                 --------------
                                                                      3,470,500
                                                                 --------------

Banking - 1.7%
Barclays Bank PLC
   8.55%, 6/15/11 (c)(d)                                 1,000        1,122,860
The Chuo Mitsui Trust & Banking Co., Ltd.
   5.506%, 4/15/49 (c)(d)                                1,745        1,695,442
Dresdner Funding Trust I
   8.151%, 6/30/31 (c)                                   2,625        3,228,653
Fuji JGB Investment
   9.87%, 6/30/08 (c)(d)                                   390          411,685
HBOS PLC
   5.375%, 11/01/49 (c)(d)                               2,100        2,091,014
HSBC Bank USA
   5.875%, 11/01/34                                      2,500        2,535,835
ING Capital Funding Trust III
   8.439%, 12/29/49 (d)                                  1,000        1,109,173
Northern Rock PLC
   5.60%, 4/30/14 (c)(d)                                 2,975        2,906,164
Popular North America, Inc.
   4.25%, 4/01/08                                          385          379,463
RBS Capital Trust III
   5.512%, 9/29/49 (d)                                   2,740        2,734,857
Regency Centers LP
   5.25%, 8/01/15                                        1,800        1,765,570
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31 (d)                                   1,000        1,211,699
Sanwa Bank Ltd.
   7.40%, 6/15/11                                        1,600        1,736,278
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15 (c)(d)                                 550          545,290
UBS Preferred Funding Trust II
   7.247%, 6/26/11 (d)                                   1,000        1,073,862
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                        1,565        1,682,990
Unicredito Italiano Capital Trust II
   9.20%, 10/05/10 (c)(d)                                1,320        1,486,187
Wachovia Capital Trust III
   5.80%, 3/15/11 (d)                                      670          681,170
                                                                 --------------
                                                                     28,398,192
                                                                 --------------
Broadcasting/Media - 0.5%
BSKYB Finance UK PLC
   5.625%, 10/15/15 (c)                                    680          684,241
Clear Channel Communications, Inc.
   5.50%, 9/15/14                                        1,195        1,059,249
News America Holdings, Inc.
   9.25%, 2/01/13                                          500          595,337
News America, Inc.
   5.30%, 12/15/14                                       1,500        1,499,922
The Thomson Corp.
   5.75%, 2/01/08                                          400          401,674

Time Warner Entertainment Co.
   8.375%, 3/15/23                                       2,000        2,412,406
Viacom, Inc.
   7.875%, 7/30/30                                         325          363,134
WPP Finance Corp.
   5.875%, 6/15/14                                       1,000        1,016,225
                                                                 --------------
                                                                      8,032,188
                                                                 --------------
Building/Real Estate - 0.1%
DR Horton, Inc.
   6.50%, 4/15/16                                          450          462,086
iStar Financial, Inc.
   6.00%, 12/15/10                                         800          818,159
   Series B
   5.70%, 3/01/14                                          900          900,500
                                                                 --------------
                                                                      2,180,745
                                                                 --------------
Cable - 0.0%
Comcast Corp.
   7.05%, 3/15/33                                          500          559,369
                                                                 --------------
Chemicals - 0.4%
Boston Scientific Corp.
   6.40%, 6/15/16                                        1,370        1,418,250
Eastman Chemical Co.
   7.25%, 1/15/24                                          800          857,412
EI Du Pont de Nemours & Co.
   3.375%, 11/15/07                                      2,935        2,896,443
Lubrizol Corp.
   5.50%, 10/01/14                                       1,450        1,430,905
                                                                 --------------
                                                                      6,603,010
                                                                 --------------
Communications - 0.1%
Qwest Corp.
   7.875%, 9/01/11                                         940          997,575
TPSA Finance BV
   7.75%, 12/10/08 (c)                                     200          207,760
                                                                 --------------
                                                                      1,205,335
                                                                 --------------
Communications-Fixed - 0.3%
Embarq Corp.
   6.738%, 6/01/13                                       2,000        2,076,262
GTE Corp.
   8.75%, 11/01/21                                       2,175        2,698,375
                                                                 --------------
                                                                      4,774,637
                                                                 --------------
Communications-Mobile - 0.3%
AT&T Wireless
   8.75%, 3/01/31                                        1,250        1,662,405
Mobile Telesystems Finance SA
   9.75%, 1/30/08 (c)                                    1,000        1,031,000
Motorola, Inc.
   6.50%, 9/01/25                                          760          783,941
   7.50%, 5/15/25                                          125          141,956

Nextel Communications, Inc.
   Series F
   5.95%, 3/15/14                                        1,335        1,316,038
Telus Corp.
   8.00%, 6/01/11                                          600          658,945
                                                                 --------------
                                                                      5,594,285
                                                                 --------------
Consumer Manufacturing - 0.0%
Sara Lee Corp.
   6.125%, 11/01/32                                        600          572,747
                                                                 --------------
Containers - 0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                       1,800        1,772,294
                                                                 --------------
Energy - 0.4%
Amerada Hess Corp.
   7.30%, 8/15/31                                        1,100        1,252,744
Enterprise Products Operating L.P.
   Series B
   5.60%, 10/15/14 (a)                                   1,850        1,857,119
TXU Energy Co. LLC
   7.00%, 3/15/13                                          895          932,721
Valero Energy Corp.
   4.75%, 6/15/13                                        1,000          964,758
XTO Energy, Inc.
   7.50%, 4/15/12                                        1,400        1,534,336
                                                                 --------------
                                                                      6,541,678
                                                                 --------------
Financial - 1.1%
Capital One Bank
   6.50%, 6/13/13                                        1,600        1,695,251
Countrywide Financial Corp.
   6.25%, 5/15/16 (a)                                    2,850        2,900,647
General Electric Capital Corp.
   5.875%, 2/15/12                                       2,250        2,330,120
Goldman Sachs Group, Inc.
   5.70%, 9/01/12                                        2,610        2,676,589
Rabobank Capital Funding II
   5.26%, 12/31/13 (c)(d)                                1,100        1,086,282
Resona Preferred Global Securities
   7.191%, 7/30/15 (c)(d)                                1,145        1,232,833
UBS Preferred Funding Trust V
   Series 1
   6.243%, 5/15/16 (d)                                   2,575        2,701,651
The Western Union Co.
   5.93%, 10/01/16                                       3,270        3,305,503
ZFS Finance USA Trust I
   6.15%, 12/15/65 (c)(d)                                1,000        1,022,688
                                                                 --------------
                                                                     18,951,564
                                                                 --------------
Food/Beverage - 0.2%
Altria Group, Inc.
   7.75%, 1/15/27                                        1,160        1,428,307

Kraft Foods, Inc.
   5.25%, 10/01/13 (a)                                   1,200        1,196,419
                                                                 --------------
                                                                      2,624,726
                                                                 --------------
Gaming - 0.0%
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14                                        325          321,750
                                                                 --------------
Health Care - 0.6%
Boston Scientific Corp.
   5.45%, 6/15/14                                        1,335        1,311,098
   6.00%, 6/15/11                                          700          713,378
   6.25%, 11/15/15                                       1,955        1,994,153
Lincoln National Corp.
   7.00%, 5/17/66 (a)(d)                                 2,755        2,946,880
UNITEDHEALTH GROUP, Inc.
   5.25%, 3/15/11                                          900          904,519
WellPoint, Inc.
   5.25%, 1/15/16                                          600          597,859
Wyeth
   6.50%, 2/01/34                                        2,250        2,506,034
                                                                 --------------
                                                                     10,973,921
                                                                 --------------
Hotel/Lodging - 0.1%
ITT Corp.
   7.375%, 11/15/15                                      1,119        1,177,640
MGM Mirage
   6.75%, 9/01/12                                          440          438,900
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12                                         602          649,305
                                                                 --------------
                                                                      2,265,845
                                                                 --------------
Industrial - 0.4%
CRH America, Inc.
   6.00%, 9/30/16                                          750          772,508
Hanson Australia Funding Ltd.
   5.25%, 3/15/13                                          945          931,479
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33 (c)                                     500          592,775
Inco Ltd.
   7.75%, 5/15/12                                        2,615        2,901,316
Tyco International Group, SA
   6.00%, 11/15/13                                       1,005        1,069,218
Waste Management, Inc.
   6.375%, 11/15/12                                        675          711,799
                                                                 --------------
                                                                      6,979,095
                                                                 --------------
Insurance - 0.5%
CNA Financial Corp.
   5.85%, 12/15/14                                         480          485,288
ING Groep NV
   5.775%, 12/29/49 (d)                                  2,925        2,959,457
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (c)                                    1,600        1,609,102

   7.80%, 3/15/37 (c)                                      740          738,527
North Front Pass Through Trust
   5.81%, 12/15/24 (c)(d)                                2,213        2,200,216
Zurich Capital Trust I
   8.376%, 6/01/37 (c)                                     950          992,993
                                                                 --------------
                                                                      8,985,583
                                                                 --------------
Metals/Mining - 0.2%
Ispat Inland ULC
   9.75%, 4/01/14                                          500          562,697
Noranda Inc.
   6.00%, 10/15/15                                       1,645        1,709,619
Southern Copper Corp.
   7.50%, 7/27/35                                          980        1,088,183
                                                                 --------------
                                                                      3,360,499
                                                                 --------------
Non-Air Transportation - 0.0%
CSX Corp.
   5.50%, 8/01/13                                          400          401,971
                                                                 --------------
Petroleum Products - 0.1%
Petronas Capital, Ltd.
   7.00%, 5/22/12 (c)                                      850          921,258
                                                                 --------------
Public Utilities - Electric & Gas - 0.5%
CenterPoint Energy Resources Corp.
   Series B
   7.875%, 4/01/13                                       2,300        2,578,371
Consumers Energy Co.
   Series B
   5.375%, 4/15/13                                       1,700        1,706,304
Dominion Resources, Inc./VA
   7.50%, 6/30/66 (d)                                    3,120        3,426,169
SPI Electricity & Gas Australia Holdings
   Pty Ltd.
   6.15%, 11/15/13 (c)                                   1,200        1,249,749
                                                                 --------------
                                                                      8,960,593
                                                                 --------------
Public Utilities - Gas - 0.1%
Texas Eastern Transmission Corp.
   7.30%, 12/01/10 (a)                                   1,700        1,810,491
                                                                 --------------
Public Utilities - Telephone - 0.6%
Bellsouth Capital Funding Corp.
   7.12%, 7/15/97                                        2,625        2,792,557
BellSouth Corp.
   5.20%, 9/15/14                                        2,135        2,112,467
CenturyTel, Inc.
   5.00%, 2/15/15                                          715          665,947
Verizon Virginia, Inc.
   Series A
   4.625%, 3/15/13                                       2,915        2,783,860
Windstream Corp.
   8.125%, 8/01/13 (a)                                   1,187        1,280,476
                                                                 --------------
                                                                      9,635,307
                                                                 --------------

Publishing - 0.1%
RH Donnelley Corp
   Series A-3
   8.875%, 1/15/16                                       1,100        1,174,250
                                                                 --------------
Supermarket/Drug - 0.5%
Bristol-Myers Squibb Co.
   6.875%, 8/01/97                                       2,650        2,927,749
Kroger Co.
   6.80%, 4/01/11                                        1,500        1,579,686
Safeway, Inc.
   4.95%, 8/16/10                                        2,000        1,980,926
   5.80%, 8/15/12                                        1,240        1,261,824
                                                                 --------------
                                                                      7,750,185
                                                                 --------------
Technology - 0.3%
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                        2,470        2,523,276
Fisher Scientific International, Inc.
   6.125%, 7/01/15                                       3,260        3,262,712
                                                                 --------------
                                                                      5,785,988
                                                                 --------------
Total Corporate Debt Obligations
   (cost $161,520,996)                                              163,813,701
                                                                 --------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35                                       9,909       10,133,250
   Series 2005-1, Class A3
   4.877%, 11/10/42                                     10,450       10,375,898
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2005-PW10, Class A4
   5.405%, 12/11/40 (d)                                 10,000       10,091,211
   Series 2005-PWR9, Class A4A
   4.871%, 9/11/42                                       8,000        7,786,969
Greenwich Capital Commercial Funding
   Corp.
   Series 2003-C2,, Class A3
   4.533%, 1/05/36                                       5,000        4,897,545
   Series 2005-GG3, Class A4
   4.799%, 8/10/42 (d)                                  10,100        9,827,076
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 (d)                                   2,400        2,425,332
JP Morgan Chase Commercial Mortgage
   Securities Corp.
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42                                       8,500        8,421,158
   Series 2006-CB15, Class A4
   5.814%, 6/12/43 (d)                                     824          855,543

LB-UBS Commercial Mortgage Trust
   Series 2004-C7, Class A2
   3.992%, 10/15/29                                      1,095        1,064,493
   Series 2006-C1, Class A4
   5.156%, 2/15/31                                       5,000        4,963,915
Merrill Lynch Mortgage Trust
   Series 2004-KEY2, Class A4
   4.864%, 8/12/39 (d)                                   1,600        1,564,369
                                                                 --------------

Total Commercial Mortgage Backed Securities
   (cost $72,955,092)                                                72,406,759
                                                                 --------------
SOVEREIGN DEBT OBLIGATIONS - 0.8%
Sovereign - 0.8%
Republic of South Africa
   7.375%, 4/25/12                                       3,000        3,270,000
United Mexican States
   5.625%, 1/15/17                                       5,634        5,698,791
   Series A
   6.375%, 1/16/13                                       4,000        4,200,000
                                                                 --------------

Total Sovereign Debt Obligations
   (cost $12,632,975)                                                13,168,791
                                                                 --------------

                                                     Shares
                                                  ------------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Public Utilities - Electric & Gas - 0.1%
Dte Energy Trust I
   7.80%                                                60,000        1,515,600
                                                                 --------------
Communications - 0.1%
Centaur Funding Corp.
   9.08% (c)                                             1,200        1,405,875
                                                                 --------------
Banking - 0.0%
Royal Bank of Scotland Group PLC
   5.75%                                                50,000        1,215,000
                                                                 --------------
Total Non-Convertible - Preferred Stocks
   (cost $4,197,090)                                                  4,136,475
                                                                 --------------

                                                    Principal
                                                     Amount
                                                      (000)
                                                  ------------
ASSET BACKED SECURITIES - 0.2%
Countrywide Asset-Backed Certificates
   5.81%, 2/25/37
   (cost $2,774,864)                                     2,775        2,786,239
                                                                 --------------
MUNICIPAL OBLIGATIONS - 0.1%

Texas - 0.1%
Dallas-Fort Worth Texas International
   Airport Facilities Improvement
   Corp. MBIA FSA
   7.07%, 11/01/24
   (cost $2,043,178)                                     2,000        2,083,460
                                                                 --------------

                                                     Shares
                                                  ------------

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio (e)
   (cost $9,190,998)                                 9,190,998        9,190,998
                                                                 --------------
Total Investments Before Security Lending
Collateral - 99.7%
   (cost $1,418,853,521)                                          1,698,641,890
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 26.7%
Short-Terms - 26.7%
UBS Private Money Market Fund, LLC
   (cost $454,312,544)                             454,312,544      454,312,544
                                                                 --------------
Total Investments - 126.4%
   (cost $1,873,166,065)                                          2,152,954,434
Other assets less liabilities - (26.4)%                            (449,302,628)
                                                                 --------------
Net Assets - 100.0%                                              $1,703,651,806
                                                                 --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate market value of these securities amounted to $28,462,594 or 1.7% of net assets.

(d)  Variable rate coupon, rate shown as of February 28, 2007.

(e)  Investment in affiliated money market mutual fund.

Glossary:

FSA  - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance
TIPS - Treasury Inflation Protected Security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: April 23, 2007